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May 21, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 488 (the “Fund”)

(CIK# 1805970)

Ladies and Gentlemen:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Fund consists of one Trust which will invest in a portfolio of securities that includes shares of open-end management investment companies registered under the Investment Company Act of 1940. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of Smart Trust 464, declared effective by the Securities and Exchange Commission (the “Commission”) on February 25, 2020 (File No. 333-235543). Such registration statement includes a prior series of the Trust with a substantially similar registration statement. The Principal Investment Strategy and related risks have been updated from the prior series with respect to the Trust’s investments in gold funds. We are requesting review of the Registration Statement because paragraph (b)(1) of Rule 487 under the Securities Act requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. We are requesting review of the Registration Statement because the Fund is unable to rely on Rule 487 under the Securities Act so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly we request limited review of the Registration Statement only to the extent necessary to comply with Rule 487(b)(1).

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on August 18, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP